Overview and Summary of Significant Accounting Policies (AES Indiana) (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
ARO	The following is a roll forward of the ARO legal liability for the three months ended March 31, 2024 and 2023, respectively:

	For the Three Months Ended March 31,
	2024	2023
	(in thousands)
Balance as of January 1	249,930	218,729
Liabilities incurred	7,778	69
Liabilities settled	(1,098)	(3,025)
Revisions to cash flow and timing estimates	8,525	—
Accretion expense	2,737	2,639
Balance as of March 31	267,872	218,412

Indianapolis Power And Light Company
Entity Information [Line Items]
ARO	The following is a roll forward of the ARO legal liability for the three months ended March 31, 2024 and 2023, respectively:

	For the Three Months Ended March 31,
	2024	2023
	(In Thousands)
Balance as of January 1	$249,930	$218,729
Liabilities incurred	7,778	69
Liabilities settled	(1,098)	(3,025)
Revisions to cash flow and timing estimates	8,525	—
Accretion expense	2,737	2,639
Balance as of March 31	$267,872	$218,412

AFUDC

In accordance with the Uniform System of Accounts prescribed by FERC, AES Indiana capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. AFUDC equity and AFUDC debt were as follows for the periods indicated:

	For the Three Months Ended March 31,
	2024	2023
	(In Thousands)
AFUDC equity	$831	$1,570
AFUDC debt	$5,276	$2,985

Intangible Assets

The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

	March 31, 2024	December 31, 2023
	$ in thousands
Capitalized software	$265,224	$261,872
Project development intangible assets	83,940	84,097
Other	797	797
Less: Accumulated amortization	116,963	111,110
Intangible assets – net	$232,998	$235,656

	For the Three Months Ended March 31,
	2024	2023
Amortization expense	$6,940	$2,987